Stock Options And Restricted Shares (Tables)	12 Months Ended
Mar. 31, 2020
Stock Options And Restricted Shares [Abstract]
Schedule of fair value options
2020

Stock price	$1.97
Risk-free interest rate	1.66%
Expected life	2.5 years
Expected volatility	41.83%
Expected dividend yield	8%

Schedule of Share-based Compensation, Stock Options, Activity
			Weighted
		Weighted	average
	Number of	average	remaining
	stock	exercise	contractual
	options	price	life (years)
		$
Outstanding as of April 1, 2019	-	-	-
Granted	410,000	1.97	-
Exercised	-	-	-
Cancelled	(25,000)	-	-

Outstanding as of March 31, 2020	385,000	1.97	4.36

Exercisable as of March 31, 2020	385,000	1.97	4.36